[ FRONT COVER ]



                   [ WOODWARD FUNDS LOGO ART AND LOGOTYPE ]

                                 Annual Report
                               December 31, 1995

                       Woodward International Equity Fund

                               Investment Adviser

                              [ NBD BANK LOGOTYPE ]

                           24 Hour yield information:
                        Purchase and Redemption orders:
                                 (800) 688-3350

To Our Woodward Shareholders:

      The fourth quarter of 1995 provided strong results in the equity and bond markets with total returns of 6 percent for the Standard and Poor's (S&P) and 4.3 percent for the Lehman Aggregate Bond Index. These results capped an exceptional year which provided total returns of 37.5 percent for the S&P,
31.7 percent for the Russell 2500 (a proxy for smaller companies) and 18.5 percent for the Lehman Aggregate Bond Index. Foreign markets, as measured by the EAFE Index, provided good absolute returns of 11.2 percent, but failed to keep up with the exceptional U.S. market. In fact, S&P 500 results were the third highest since 1948 and the highest since 1958; the overall bond results were also the third highest, in this case since the mid 1970s.

      The Woodward money market funds had an excellent year with all funds finishing in the top quartile of their respective IBC/Donoghue's peer groups. The funds maintained their exceptional credit quality throughout the year and profited from a strategy of maintaining slightly longer-weighted average maturities as compared to their peer groups.

      The Woodward bond funds again exceeded their respective benchmarks in the fourth quarter, providing exceptional 1995 results. The Bond Fund generated a total return of 23.8 percent, while the Intermediate Bond Fund provided results of 19.5 percent. The two funds ranked at the top of their respective fund categories for the year. The Short Bond Fund provided a total return of 10.1 percent, modestly below its benchmark but well above cash alternatives.

      The Woodward equity funds had a solid fourth quarter with a number of the funds exceeding their peer groups. Generally, the results for the Woodward equity funds for the year provided very high absolute results; they moderately lagged peer managers and came up somewhat short of the broader indices. The Woodward Growth/Value, Capital Growth and International Equity funds had good fourth quarters. This helped the Growth/Value and Capital Growth Funds close the gap with their peers for the year, while the International Equity Fund provided good comparative returns on an annual basis. The Opportunity and Intrinsic Value Funds lagged their respective benchmarks for the quarter and the year. We look to 1996 to improve relative equity performance which, coupled with our strong bond results, should provide our clients continued success with their investments.

      During the year, NBD Bancorp, Inc. merged with First Chicago Corporation. We were pleased that the investment management effort of the joint organization has been identified as a primary business of the Bank and that substantial resources have been allocated to the business. We look forward to melding the two organization's considerable strengths and providing our clients with a measurably enhanced research and fund management group.

      Thank you for your continued support and we hope you find this report useful and informative.

                                                   Sincerely,

                                                   /s/ Earl I. Heenan, Jr.
                                                   -----------------------
                                                   Earl I. Heenan, Jr.

                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
                      WOODWARD INTERNATIONAL EQUITY FUND

Objective:

      The Woodward International Equity Fund (the "Fund") is an equity mutual fund which invests primarily in equity securities of foreign companies. The Fund's objective is to achieve long-term capital appreciation and, secondarily, to produce current income. The Fund seeks to achieve this objective by emphasizing active country selection involving global economic and political assessments together with valuation analysis of selected countries' securities markets. The Fund may exhibit more volatility than the U.S. equity market in general.

Performance Highlights:

      International equity markets appreciated during 1995 as slower economic growth and modest inflationary pressures resulted in lower interest rates. The Morgan Stanley Capital International EAFE Index returned 11.2 percent in U.S. dollar terms during 1995. European equity markets advanced 21.6 percent in U.S. dollars on good earnings gains and lower interest rates. The Japanese stock market lagged with a U.S. dollar return of 0.7 percent. This stock market declined during the first half of the year on concerns about the anemic business outlook, trade tensions with the U.S. and increasing nonperforming loans at Japanese banks. The MSCI Pacific ex-Japan index returned 12.9 percent, led by a return of 22.6 percent in Hong Kong. Latin American equity markets generally declined in response to a financial crisis in Mexico.

      During the calendar year ended December 31, 1995, the Fund returned 11.5 percent (without sales charge). The net asset value increased from $10.005 to $11.046. Distributions from ordinary income were $0.107 per share and there was no long-term capital gains distribution.

      The Fund's performance compared favorably with the Morgan Stanley Capital International EAFE Index, a market value weighted index of about 1,100 equity securities issued by foreign companies with a total market value of approximately US $5.3 trillion. This index is not subject to expenses of a mutual fund. The Fund outperformed primarily due to its underweighting of equities in Japan and overweighting of equities in Europe. The Fund also outperformed the Lipper International Universe average return of 9.4 percent for 1995.

      Over the long term, international equities have historically provided returns superior to U.S. large capitalization stocks although, at a higher level of volatility. We continue to recommend that long-term investors have a portion of their assets invested internationally to capture the benefits of portfolio diversification and potential capital appreciation.


                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
                 WOODWARD INTERNATIONAL EQUITY FUND (Continued)

                       Growth of $10,000 Invested in the
                   Woodward International Equity Fund and the
                Morgan Stanley Capital International EAFE Index

                                  [ GRAPH ]

                  12/3/94        6/95        12/95
                  -------        ----        -----
Fund (1) ...      $ 9,500      $10,004      $10,595
Fund (2) ...      $10,000      $10,531      $11,153
Index (3) ..      $10,000      $10,492      $11,372

(1) Includes maximum sales charge of 5.0%.
(2) Excludes maximum sales charge of 5.0%.
(3) Excludes expenses.

                                                 Since
     Average Annual Total Return        One    Inception
          Through 12/31/95             Year    (12/3/94)
     ---------------------------       ----    ---------
Woodward International Equity Fund
(with maximum 5.0% sales charge)         5.9%      5.5%
Woodward International Equity Fund
(without sales charge)                  11.5%     10.7%
Morgan Stanely Capital International
  EAFE Index                            11.2%     12.7%
Past performance is not predictive of future performance.

                              THE WOODWARD FUNDS
                           INTERNATIONAL EQUITY FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 1995

ASSETS:
Investment in securities:
  At cost                                               $100,165,227
                                                        ============
  At value (Note 2)                                     $107,690,899
Cash                                                         364,232
Receivable for securities sold                                 8,253
Unrealized appreciation on foreign exchange contracts             52
Withholding tax receivable                                   140,894
Income receivable                                            178,985
Deferred organization costs, net (Note 2)                     49,159
Prepaids and other assets                                     27,321
                                                        ------------
      TOTAL ASSETS                                       108,459,795
                                                        ------------
LIABILITIES:
Payable for securities purchased                             770,234
Unrealized depreciation on foreign exchange contracts            267
Accrued investment advisory fee                               67,327
Accrued distribution fees                                        516
Accrued custodial fee                                         14,528
Dividends payable                                            306,527
Other payables and accrued expenses                           12,095
                                                        ------------
      TOTAL LIABILITIES                                    1,171,494
                                                        ------------
     NET ASSETS                                         $107,288,301
                                                        ============
Net assets consist of:
Capital shares (unlimited number of shares
  authorized, par value $.10 per share)                 $    971,289
Additional paid-in capital                                98,938,436
Accumulated undistributed net investment income                  803
Accumulated undistributed net realized losses from
  investments and foreign currency transactions             (154,256)
Net unrealized appreciation on investments and
  foreign currency translation                             7,532,029
                                                        ------------
      TOTAL NET ASSETS                                  $107,288,301
                                                        ============
Shares of capital stock outstanding                        9,712,891
                                                        ============
Net asset value and redemption price per share          $      11.05
                                                        ============
Maximum offering price per share                        $      11.63
                                                        ============

                See accompanying notes to financial statements.


                               THE WOODWARD FUNDS
                           INTERNATIONAL EQUITY FUND
                            STATEMENT OF OPERATIONS
                      For the Year Ended December 31, 1995

INVESTMENT INCOME (Note 2)
  Interest                                                                    $  538,478
  Dividends (net of foreign taxes withheld of $98,515)                         1,279,198
                                                                              ----------
      TOTAL INVESTMENT INCOME                                                  1,817,676
                                                                              ----------
EXPENSES (Notes 2, 3 and 5):
  Investment advisory fee                                                        529,312
  Distribution fees                                                                4,063
  Professional fees                                                               66,313
  Custodial fee                                                                  133,650
  Amortization of deferred organization costs                                     10,714
  Marketing expenses                                                              46,449
  Registration, filing fees and other expenses                                    77,246
  Less: Expense reimbursement                                                    (51,707)
                                                                              ----------
    NET EXPENSES                                                                 816,040
                                                                              ----------
NET INVESTMENT INCOME                                                          1,001,636
                                                                              ----------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
 AND FOREIGN CURRENCY:
    Net realized loss on:
      Investment securities                                     (147,589)
      Foreign currency transactions                                 (475)       (148,064)
                                                               ---------
    Net change in unrealized appreciation on:
      Investment securities                                    7,523,087
      Assets and liabilities denominated in foreign
       currencies                                                  6,376       7,529,463
                                                               ---------      ----------
        NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS
          AND FOREIGN CURRENCY                                                 7,381,399
                                                                              ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                    $8,383,035
                                                                              ==========

                See accompanying notes to financial statements.


                               THE WOODWARD FUNDS
                           INTERNATIONAL EQUITY FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                         Year Ended     Period Ended
                                                        Dec. 31, 1995   Dec. 31, 1994
                                                        -------------   -------------
FROM OPERATIONS:
  Net investment income                                  $  1,001,636    $    32,338
  Net realized losses on investments and foreign
    currency transactions                                    (148,064)        (2,937)
  Net change in unrealized appreciation on
    investments and foreign currency translation            7,529,463          2,566
                                                         ------------    -----------
  Net increase in net assets from operations                8,383,035         31,967
                                                         ------------    -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                               (1,033,171)            --
  In excess of realized gains                                  (3,255)            --
                                                         ------------    -----------
    Total distributions                                    (1,036,426)            --
                                                         ------------    -----------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                                74,411,073     36,626,877
  Net asset value of shares issued in reinvestment of
    distributions to shareholders                             720,012             --
                                                         ------------    -----------
                                                           75,131,085     36,626,877
  Less: payments for shares redeemed                      (11,734,863)      (113,374)
                                                         ------------    -----------
  Net increase in net assets from capital share
    transactions                                           63,396,222     36,513,503
                                                         ------------    -----------
NET INCREASE IN NET ASSETS                                 70,742,831     36,545,470
NET ASSETS:
  Beginning of period                                      36,545,470             --
                                                         ------------    -----------
  End of period                                          $107,288,301    $36,545,470
                                                         ============    ===========
CAPITAL SHARE TRANSACTIONS:
  Shares sold                                               7,102,657      3,664,087
  Shares issued in reinvestment of distributions to
    shareholders                                               65,214             --
                                                         ------------    -----------
                                                            7,167,871      3,664,087
  Less: shares redeemed                                    (1,107,679)       (11,388)
                                                         ------------    -----------
NET INCREASE IN SHARES OUTSTANDING                          6,060,192      3,652,699
                                                         ------------    -----------
CAPITAL SHARES:
  Beginning of period                                       3,652,699             --
                                                         ------------    -----------
  End of period                                             9,712,891      3,652,699
                                                         ============    ===========

                See accompanying notes to financial statements.

                               THE WOODWARD FUNDS
                           INTERNATIONAL EQUITY FUND
                            PORTFOLIO OF INVESTMENTS
                               December 31, 1995

                     Description                       Face Amount   Market Value
                     -----------                       -----------   ------------
TEMPORARY CASH INVESTMENT -- 4.48%
  Salomon Brothers, Revolving Repurchase Agreement,
    5.875%, 1/3/95 (secured by various U.S. Treasury
    Strips with maturities ranging from 2/15/95
    through 5/15/99, all held at Chemical Bank)         $4,819,555    $4,819,555
                                                        ----------    ----------
  (Cost $4,819,555)
                                                          Shares
                                                          ------
COMMON STOCKS -- 95.52%
  AUSTRALIA -- 2.42%
    BANKS
      National Australia Bank                               38,710       348,421
      Westpac Bank Corp                                     55,410       245,657
    CHEMICALS
      Ici Australia                                         11,453        87,751
    CONSTRUCTION
      Boral Limited                                         17,000        42,996
      Csr Limited                                           27,466        89,488
      Pioneer International                                 13,882        35,832
    ENERGY & RAW MATERIALS
      Broken Hill Pty                                       28,140       397,716
      Santos Limited                                        33,203        97,066
    FOOD & AGRICULTURE
      Amcor Limited                                          9,799        69,247
      Goodman Fielder Limited                               23,031        23,128
    LIQUOR & TOBACCO
      Coca-Cola Amatil                                      14,487       115,631
      Fosters Brewing Gp                                    22,347        36,737
    MEDIA
      News Corporation (Aust Listing)                       37,765       201,702
      News Corporation Preferred Limited Voting
        Shares                                              30,504       142,726
    MISCELLANEOUS
      Pacific Dunlop Limited                                44,367       103,960
    NON-FERROUS METALS
      Cra Limited                                           10,619       155,938
      Mim Holding Limited                                   23,841        32,986
      Western Mining Corp                                   36,388       233,866
    RAILROAD & SHIPPING
      Brambles Inds Ltd.                                     8,027        89,565
    RETAIL
      Coles Myer Ltd.                                       18,791        58,568
                                                                      ----------
                                                                       2,608,981
                                                                      ----------
  BELGIUM -- 4.30%
    BANKS
      Generale De Banque                                     1,300       460,514
      Kredietbank                                            1,550       423,985
    CHEMICALS
      Solvay                                                   850       459,240
    ENERGY & UTILITIES
      Electrabel                                             4,250     1,010,905
      Tractebel Inv Cap                                      1,300       536,714
    INSURANCE
      Fortis Ag                                              3,700       450,099
      Fortis Ag(VVPR)                                           80         9,745
    INTERNATIONAL OIL
      Petrofina Sa                                           2,160       661,305
    NON-FERROUS METALS
      Union Miniere *                                        1,804       120,761
    OTHER ENERGY SOURCES
      Gpe Bruxelles Lam                                      2,300       319,259
    PRODUCER GOODS
      Bekaert Sa                                               220       181,282
                                                                      ----------
                                                                       4,633,809
                                                                      ----------
 DENMARK -- 2.11%
    BANKS
      Den Danske Bank                                        3,641       251,634
      Unidanmark 'A' (Reg'd)                                 3,535       175,417
    BUSINESS MACHINE
      Iss International Series 'B'                           2,800        63,156
      Sophus Berendsen 'B'                                   1,175       132,516
    DRUGS & MEDICINE
      Novo-Nordisk As 'B'                                   2,449        335,855
    FOOD & AGRICULTURE
      Danisco                                               3,695        178,689
    LIQUOR & TOBACCO
      Carlsberg 'A'                                           275         15,383
      Carlsberg 'B'                                         2,018        112,884
    RAILROAD & SHIPPING
      D/S 1912 'B'                                             15        286,910
      D/S Svendborg 'B'                                         9        248,475
    TELEPHONE
      Tele Danmark 'B'                                      8,786        480,378
                                                                      ----------
                                                                       2,281,297
                                                                      ----------
  FINLAND -- 3.55%
    BANKS
      Unitas Ser 'A' *                                    119,766        303,414
    CONSTRUCTION
      Metro AB 'A'                                          2,000         82,450
    ELECTRONICS
      Nokia (AB) Oy Series 'K'                             18,600        736,802
      Nokia (AB) Oy Series 'A'                             24,500        964,876
    FOOD & AGRICULTURE
      Cultor Oy Series '2'                                    500         20,728
      Cultor Oy Series '1'                                  2,500        103,639
    INSURANCE
      Pohjola Series 'B'                                    3,800         49,010
      Sampo 'A'                                             2,200        118,056
    NON-FERROUS METALS
      Outokumpo Oy 'A'                                     19,500        309,880
    PAPER & FOREST PRODUCTS
      Kymmene Corp                                         12,500        331,068
      Repola                                               23,400        441,915
    PRODUCER GOODS
      Kone Corp 'B'                                           700         58,521
    RETAIL
      Kesko                                                12,000        149,516
      Stockmann Oy 'A'                                      1,600         91,386
    TRAVEL & RECREATION
      Amer Group 'A'                                        3,800         59,424
                                                                      ----------
                                                                       3,820,685
                                                                      ----------
  FRANCE -- 4.91%
    BANKS
      Banque National Paris                                 3,615        163,291
      Cie De Suez                                           1,251         51,673
      Cie Fin Paribas 'A'                                   2,318        127,267
      Society Generale                                      1,829        226,270
    CHEMICALS
      Air Liquide ('L')                                       996        165,173
      Rhone Poulenc Sa 'A'                                  5,686        121,966
    CONSTRUCTION
      Cie De St Gobain                                      1,834        203,262
      Lafarge Coppee Sa (Br)                                1,800        116,126
    CONSUMER DURABLES
      Printemps (Av)                                          600        119,868
    DRUGS & MEDICINE
      L'Oreal                                                 985        264,056
      Sanofi                                                2,339        150,134
    ELECTRONICS
      Alcatel Alsthom (Cge)                                 2,544        219,631
      Csf (Thomson)                                         3,520         78,528
      Legrand                                                 500         77,295
      Schneider Sa (Ex-Sp)                                  3,630        124,257
    ENERGY & UTILITIES
      Eaux (Cie Generale)                                   2,307        230,635
      Lyonnaise Des Eaux                                    1,753        169,013
    FOOD & AGRICULTURE
      Danone (Ex Bsn)                                       1,520        251,138
      Eridania Beghin Sa                                      861        147,890
      Saint Louis                                             350         93,040
    INSURANCE
      Axa                                                   1,981        133,677
    INTERNATIONAL OIL
      Elf Auqitaine (Soc Nat)                               5,566        410,646
      Total B                                               4,716        318,715
    LIQUOR & TOBACCO
      Lvmh Moet-Hennessy                                    2,000        417,146
      Pernod-Ricard                                         1,114         63,395
    MOTOR VEHICLES
      Peugeot Sa                                              793        104,752
    PRODUCER GOODS
      Carnaud Metal Box                                       766         35,086
      Michelin (Cgde) Class 'B' (Brwn Bds)(Reg'd)           2,150         85,861
    REAL PROPERTY
      Sefimeg (Reg'd)                                         986         65,527
    RETAIL
      Carrefour                                               586        356,006
      Promodes                                                433        101,912
    TRAVEL & RECREATION
      Accor                                                   757         98,139
                                                                      ----------
                                                                       5,291,375
                                                                      ----------
  GERMANY -- 4.93%
    AIR TRANSPORT
      Lufthansa Ag                                          1,707        236,739
    BANKS
      Bayer Vereinsbank (Var)                               5,140        154,422
      Deutsche Bank (Var)                                  10,440        496,734
      Dresdner Bank (Var)                                   7,140        191,810
    CHEMICALS
      Basf (Var)                                            1,026        231,540
      Bayer (Var)                                           1,100        292,662
      Schering                                              1,350         89,888
    CONSTRUCTION
      Hochtief                                                357        152,899
    ELECTRONICS
      Siemens (Var)                                           704        387,592
      SAP N/V Pref                                            600         91,303
    ENERGY & UTILITIES
      Rwe (Var)                                               516        188,010
      Veba (Var)                                           10,150        435,422
    INSURANCE
      Munchener Ruckvers Reg Vink *                           145        313,042
      Allianz (Regd)                                          250        491,869
    MOTOR VEHICLES
      Daimler-Benz (Var)                                      384        194,243
      Volkswagen (Var)                                        506        170,048
    PRODUCER GOODS
      Linde                                                   156         92,645
      Mannesmann (Var)                                      1,146        365,512
    RETAIL
      Kaufhof Holding                                         402        122,739
    STEEL
      Preussag Br (Var)                                     1,074        303,153
      Thyssen *                                               716        130,917
      Viag (Var)                                              419        173,014
                                                                      ----------
                                                                       5,306,203
                                                                      ----------
  HONG KONG -- 2.40%
    AIR TRANSPORT
      Cathay Pacific Airways                               37,000         56,467
    BANKS
      Hang Seng Bank                                       39,400        352,881
    ENERGY & UTILITIES
      China Light & Power                                  34,700        159,769
      Hong Kong Electric                                   20,000         65,572
      Hong Kong & China Gas                                34,800         56,035
    MISCELLANEOUS
      Hutchinson Whampoa                                   56,000        341,131
    MISCELLANEOUS FINANCE
      Swire Pacific 'A'                                    23,500        182,361
      Wharf (Holding)                                      30,000         99,910
      Wing Lung Bank                                       16,848         94,351
    REAL PROPERTY
      Cheung Kong (Holdings)                               40,000        243,665
      Hopewell Holdings                                    50,000         28,777
      Hysan Development                                    10,000         26,449
      New World Infrastr *                                     52            100
      New World Development Co                             31,366        136,710
      Sun Hung Kai Properties                              45,700        373,842
    TELEPHONE
      Hong Kong Telecomm                                  203,600        363,386
                                                                      ----------
                                                                       2,581,406
                                                                      ----------
  IRELAND -- 1.95%
    BANKS
      Allied Irish Banks                                   82,680        447,907
      Bank of Ireland (Dublin Listing)                     26,825        193,904
    CONSTRUCTION
      Crh                                                  48,929        367,014
    FOOD & AGRICULTURE
      Greencore                                            24,349        209,568
      Kerry Group 'A'                                      28,760        218,954
    INSURANCE
      Irish Life                                           56,656        215,211
    MEDIA
      Independent News                                     18,405        117,406
    PAPER & FOREST PRODUCTS
      Smurfit(Jefferson) (Dublin Listing)                 139,859        329,517
                                                                      ----------
                                                                       2,099,481
                                                                      ----------
  JAPAN -- 30.54%
    AIR TRANSPORT
      Japan Airlines Co *                                  46,000        305,472
    BANK
      Asahi Bank                                           34,000        428,495
      Bank of Tokyo                                        28,000        491,315
      Dai-Ichi Kangyo Bank                                 40,000        787,190
      Fuji Bank                                            43,000        950,445
      Industrial Bank of Japan                             23,000        697,904
      Joyo Bank                                            36,000        289,671
      Sakura Bank                                          19,000        241,295
      Sumitomo Bank                                        37,000        785,542
      Tokai Bank                                           25,000        349,001
    BUSINESS MACHINE
      Canon Inc                                            21,000        380,702
      Fujitsu                                              10,000        111,486
      Ricoh Co.                                            55,000        602,511
    CHEMICALS
      Asahi Chemical Industries                            63,000        482,493
      Dainippon Ink & Chemical                             19,000         88,598
      Mitsubishi Gas Chemical                              19,000         85,651
      Sekisui Chemical                                     15,000        221,034
      Shin-Etsu Chemical Co.                               13,000        269,700
      Showa Denko Kk *                                    102,000        320,383
      Sumitomo Chemical                                    92,000        459,324
      Toray Industries Inc                                 20,000        131,845
    CONSTRUCTION
      Chichibu Onoda Cement                                 6,000         32,050
      Fujita Corp                                           6,000         27,106
      Haseko Corp                                          57,000        230,428
      Kajima Corp                                          11,000        108,772
      Nihon Cement Co                                      30,000        200,675
      Obayashi Corp                                         8,000         63,596
      Sato Kogyo Co                                        12,000         73,872
      Sekisui House                                        43,000        550,258
      Shimizu Corp                                         25,000        254,480
      Taisei Corp                                          47,000        313,936
      Toto                                                 15,000        209,400
    CONSUMER DURABLES
      Matsushita Electric Industries                       56,000        912,055
      Sanyo Electric Co                                    34,000        196,119
      Sharp Corp                                           24,000        383,901
    DRUGS & MEDICINE
      Daiichi Pharmacy Co                                  33,000        470,278
      Sankyo Co                                            15,000        337,367
      Takeda Chemical Industries                           24,000        395,534
    ELECTRONICS
      Hitachi *                                            78,000        786,415
      Kyocera                                              11,000        817,922
      Mitsubishi Electric Corp                             48,000        345,743
      Omron Corp                                           17,000        392,238
    ENERGY & UTILITIES
      Kansai Electric Power                                13,900        336,883
      Osaka Gas Co                                        124,000        429,154
      Tokyo Electric Power                                 36,600        979,296
      Tokyo Gas Co                                         15,000         52,932
    FOOD & AGRICULTURE
      Ajinomoto Co., Inc.                                  36,000        401,351
      Yamazaki Baking Co                                   14,000        260,587
    INTERNATIONAL OIL
      Japan Energy Corp                                    19,000         63,731
      Nippon Oil Co                                        86,000        540,253
    MEDIA
      Dai Nippon Printing                                  33,000        559,855
    MULTI-INDUSTRY
      Itochu Corp                                          38,000        256,031
      Marubeni Corp                                        68,000        368,506
      Mitsubishi                                           26,000        320,111
      Sumitomo Corp                                        34,000        346,092
    MISCELLANEOUS FINANCE
      Daiwa Securities                                     34,000        520,786
      Mitsubishi Trust & Banking                           11,000        183,419
      Nomura Securities                                    44,000        959,752
      Yamaichi Securities Co.                              34,000        264,678
    MOTOR VEHICLES
      Honda Motor Co                                       27,000        557,528
      Nissan Motor Co                                      53,000        407,449
      Toyota Motor Corp                                    56,000      1,188,929
    NON-FERROUS METALS
      Mitsubishi Steel *                                   17,000         88,995
      Tostem Corp                                           5,000        166,260
    PAPER & FOREST PRODUCTS
      Daishowa Paper Manufacturing *                       13,000        100,822
      Honshu Paper Co                                      48,000        294,091
    PRODUCER GOODS
      Bridgestone Corp                                     31,000        492,866
      Komatsu                                              33,000        271,930
      Kubota Corp                                          60,000        386,809
      Mitsubishi Heavy Industries                          79,000        630,305
      Nippondenso Co                                       25,000        467,758
      Sumitomo Heavy Industries *                          83,000        298,522
      Toyo Seikan Kaisha                                   12,000        359,471
      Toyoda Auto Loom                                     12,000        215,217
    RAILROAD & SHIPPING
      Hankyu Corp *                                        65,000        356,029
      Mitsui Osk Lines *                                   63,000        202,159
      Nagoya Railroad Co                                   61,000        307,508
      Tokyu Corp                                           47,000        332,161
    REAL PROPERTY
      Mitsubishi Estate                                    49,000        612,787
    RETAIL
      Ito-Yokado Co                                         6,000        369,941
      Nichii Co                                            47,000        624,226
      Seven-Elevan Japan Npv                                7,000        494,030
    STEEL
      Kawasaki Steel Corp                                  47,000        164,030
      Kobe Steel *                                         34,000        105,146
      Nippon Steel Corp                                   108,000        370,638
      Nkk Corp *                                           48,000        129,362
      Sumitomo Metal Industries *                         156,000        473,360
                                                                      ----------
                                                                      32,893,948
                                                                      ----------
  MALAYSIA -- 2.03%
    AIR TRANSPORT
      Malaysian Airline Systems                             8,000         25,995
    BANKS
      Ammb Holdings Berhad                                  6,000         68,534
      Commerce Asset Holding                                5,000         25,208
      Dcb Holdings Berhad                                  17,000         49,549
      Malayan Bkg Berhad                                   32,000        269,723
      Public Bank Berhad                                   14,000         19,631
      Public Bank Berhad (Alien Market)                    51,000         97,625
    CONSTRUCTION
      Hume Inds (M) Berhad                                 16,000         76,884
      United Engineers Berhad                               8,000         51,046
    CONSUMER DURABLES
      Tech Res Inds Berhad *                               21,000         62,035
    ENERGY & UTILITIES
      Tenaga Nasional                                      74,000        291,465
    FOOD & AGRICULTURE
      Golden Hope Plants                                   31,000         51,770
      Nestle Malay Berhad                                   2,000         14,652
    LIQUOR & TOBACCO
      Rothmans Pall Mall                                   10,000         82,319
    MISCELLANEOUS
      Malayan Utd Inds                                     28,000         22,718
    MOTOR VEHICLES
      Edaran Otomobil                                      17,000        127,890
    MULTI-INDUSTRY
      Sime Darby Berhad                                    52,200        138,780
    PRODUCER GOODS
      Leader Univ Holdings                                 41,333         94,423
    RAILROAD & SHIPPING
      Malaysian Int Ship (Alien Market)                    22,000         57,623
    REAL PROPERTY
      Hong Leong Properties                                 7,000          7,279
    TELEPHONE
      Telekom Malaysia                                     41,000        319,744
    TRAVEL & RECREATION
      Landmarks Berhad                                      6,000          7,988
      Magnum Corp Berhad                                   61,500        116,271
      Resorts World Berhad                                 19,000        101,775
                                                                      ----------
                                                                       2,180,927
                                                                      ----------
  MEXICO -- 1.03%
    BANKS
      Gpo Financiero Banamex-Ac Series 'B'                 13,700         22,831
      Gpo Financiero Banamex-Ac Series 'L'                    685          1,006
    CONSTRUCTION
      Cemex Sa Ser 'A'                                     29,937         98,692
    FOOD & AGRICULTURE
      Grupo Ind Bimbo Series 'A'                           12,000         49,061
    MEDIA
      Fomento Economico Mexico Series 'B'                  17,000         39,274
      Grupo Televisa Ptg Certs Repr 1 A,L,D Shs            11,500        130,452
    MISCELLANEOUS FINANCE
      Grupo Financiero Bancomer Series 'B'                 55,000         15,490
      Grupo Financiero Bancomer Series 'L'                  2,037            523
      Grupo Carso Series 'A1' *                            16,000         85,350
    MULTI-INDUSTRY
      Alfa Sa Series 'A' (Cpo)                              3,500         44,791
    NON-FERROUS METALS
      Industrias Penoles                                   10,000         41,273
    PAPER & FOREST PRODUCTS
      Kimberly Clark Mexico 'A'                            11,000        166,326
    RETAIL
      Cifra Sa De Cv 'B' *                                147,000        154,542
    TELEPHONE
      Telefonos De Mexico Series 'L' (Ltd Voting)         162,000        258,620
                                                                      ----------
                                                                       1,108,231
                                                                      ----------
  NETHERLANDS -- 6.11%
    AIR TRANSPORT
      KLM                                                   2,341         82,366
    BANK
      ABN Amro Holding                                     11,227        511,977
    CHEMICALS
      Akzo Nobel Nv                                         2,562        296,638
    ELECTRONICS
      Philips Electronic                                   11,082        400,974
    FOOD & AGRICULTURE
      Ahold (kon) Nv                                        4,389        179,340
      Unilever Nv Cva                                       5,151        724,616
    INSURANCE
      ING Groep Nv Cva                                      8,743        584,689
    INTERNATIONAL OIL
      Royal Dutch Petroleum (Br)                           16,546      2,314,186
    LIQUOR & TOBACCO
      Heineken Nv                                           1,734        307,968
    MEDIA
      Elsevier Nv                                          23,480        313,460
      Wolters Kluwer Cva                                    2,079        196,877
    PAPER & FOREST PRODUCTS
      KNP BT (Kon) Nv                                       2,446         62,867
    STEEL
      Kon Hoogovens Nv Cva                                  1,568         52,528
    TELEPHONE
      Kon Ptt Nederland                                    15,198        552,744
                                                                      ----------
                                                                       6,581,230
                                                                      ----------
  NORWAY -- 3.41%
    CHEMICALS
      Dyno Industrier                                       4,900        114,786
    DRUGS & MEDICINE
      Hafslund Nycomed Series 'A'                          10,010        262,218
      Hafslund Nycomed Series 'B'                           6,018        152,882
    FOOD & AGRICULTURE
      Orkla As 'A'                                          6,150        306,631
      Orkla As 'B'                                          1,200         57,361
    INSURANCE
      Uni Storebrand As 'A' *                              51,053        282,826
    INTERNATIONAL OIL
      Norsk Hydro As                                       35,100      1,477,812
      Transocean *                                         14,721        255,142
    PAPER & FOREST PRODUCTS
      Norske Skogsindust 'A'                                4,100        120,706
    PRODUCER GOODS
      Kvaerner As Series 'A'                                5,750        203,867
      Kvaerner As Series 'B'                                3,900        130,867
    RAILROAD & SHIPPING
      Bergesen Dy As 'A'                                    7,100        141,599
      Bergesen Dy As 'B' Non-Voting                         2,400         47,105
      Leif Hoegh & Co                                       4,600         68,441
      Unitor As                                             4,000         55,081
                                                                      ----------
                                                                       3,677,324
                                                                      ----------
  SINGAPORE -- 3.35%
    AIR TRANSPORT
      Singapore Airlines (Alien Market)                    48,000        447,943
    BANK
      Dev Bank Singapore (Alien Market)                   35,250         438,611
      Overseas Chinese Bank (Alien Market)                33,833         423,371
      United Overseas Bank (Alien Market)                 40,804         392,328
    CONSUMER DURABLES
      Jardine Matheson (Sing Quote)                        2,041          13,981
    LIQUOR & TOBACCO
      Fraser & Neave                                      18,000         229,062
      Straits Trading Co                                  36,000          84,498
    MEDIA
      Singapore Press Holdings (Alien Market)             16,000         282,792
    MOTOR VEHICLES
      Cycle & Carriage                                    30,000         299,053
    MULTI-INDUSTRY
      Straits Steamship                                   44,000         148,692
    PRODUCER GOODS
      Jurong Shipyard (Nl)                                13,000         100,179
      Keppel Corp                                         45,000         400,858
    REAL PROPERTY
      City Developments                                   37,600         273,799
      Hong Kong Land Holdings (Sing Quote)                25,975          48,054
    RETAIL
      Dairy Farms Intl (Sing Quote)                       21,831          20,084
                                                                      ----------
                                                                       3,603,305
                                                                      ----------
  SPAIN -- 2.31%
    BANKS
      Argentaria Corp Banc                                 3,909         161,108
      Banco Bilbao Vizcaya (Reg'd)                         5,568         200,568
      Banco Central Hispan (Reg'd)                         3,721          75,453
      Banco Santander (Reg'd)                              4,588         230,315
    CONSTRUCTION
      Fomento Const Y Contra                                 588          45,076
    ENERGY & UTILITIES
      Empresa Nac Electricid                               6,839         387,285
      Gas Natural Sdg Sa                                   1,341         208,916
      Iberdrola Sa                                        19,807         181,227
      Union Electrical Fenosa                             12,958          77,973
    INSURANCE
      Corporation Mapfre (Reg'd)                             947          53,003
    INTERNATIONAL OIL
      Repsol Sa                                            8,351         273,626
    LIQUOR & TOBACCO
      Tabacalera Sa Series 'A' (Reg'd)                     1,599          60,630
    NON-FERROUS METALS
      Acerinox Sa (Reg'd)                                    401          40,557
    PRODUCER GOODS
      Zardoya-Otis                                           310          33,858
    RAILROAD & SHIPPING
      Autopistas Cesa                                      6,059          68,923
    REAL PROPERTY
      Vallehermoso Sa                                      2,815          52,325
    TELEPHONE
      Telefonica De Espana                                24,037         332,867
                                                                      ----------
                                                                       2,483,710
                                                                      ----------
  SWITZERLAND -- 5.46%
    BANKS
      Cs Holding (Reg'd)                                   6,034         620,102
      Schweiz Bangesellsch (Br)                              566         614,870
      Schweiz Bangesellsch (Reg'd)                           252          57,380
      Schweiz Bankverein (Reg'd)                             700         143,267
    CHEMICALS
      Ciba-Geigy (Br)                                        120         105,332
      Ciba-Geigy (Reg'd)                                     380         335,202
    CONSTRUCTION
      Holderbank Fn Glarus (Br)                              135         103,833
      Holderbank Fn Glarus Wts (Pur Br) *                     55              50
    CONSUMER DURABLES
      Smh Ag Neuenburg (Reg'd)                               475          62,334
      Smh Ag Neuenburg (Br)                                   25          14,992
    DRUGS & MEDICINE
      Roche Holdings Genusscheine Npv                        113         896,124
      Roche Holdings (Br)                                     44         617,564
      Sandoz (Reg'd)                                         835         766,314
    ELECTRONICS
      Bbc Brown Boveri (Br)                                  240         279,494
      Sgs Holding (Br)                                        24          47,764
    FOOD & AGRICULTURE
      Merkur Hldg Ag (Reg'd)                                  80          17,590
      Nestle Sa (Reg'd)                                      673         746,315
    INSURANCE
      Zurich Versicherun (Reg'd)                            1,200        359,796
    NON-FERROUS METALS
      Alusuisse-Lonza Holdings (Reg'd)                        108         85,788
    PRODUCER GOODS
      Sulzer Ag Ptg                                            13          6,947
                                                                      ----------
                                                                       5,881,058
                                                                      ----------
  UNITED KINGDOM -- 14.71%
    AIR TRANSPORT
      British Airways                                      44,575        322,505
    BANKS
      Abbey National                                       38,813        383,260
      Barclays                                             34,087        391,104
      Hsbc Holdings (UK Reg'd)                             42,779        652,231
      Hsbc Holdings (UK Reg'd)                             24,871        388,464
      LLoyds Bank                                          74,113        381,450
    CHEMICALS
      Boc Group                                            13,799        193,033
      Imperial Chemical Industries                         17,053        202,016
    CONSTRUCTION
      English China Clay                                   33,609        165,415
      Rmc Group                                            19,470        299,571
      Taylor Woodrow                                       91,386        166,716
    DRUGS & MEDICINE
      Glaxo Holdings                                       63,234        898,321
      Smithkline Beecham/ Bec Unts (1bch 'B'
        12.5P&1sbc Pfd)                                    22,566        245,953
      Smithkline Beecham 'A'                               24,860        274,043
      Zeneca Group                                         17,984        347,908
    ELECTRONICS
      General Electric Co                                  59,140        325,964
    ENERGY & UTILITIES
      British Gas                                         123,228        485,962
      National Power                                       34,132        238,205
      Thames Water                                         26,744        233,358
    FOOD & AGRICULTURE
      Associated British Foods                             33,128        189,793
      Cadbury Schweppes                                    27,535        227,434
      Kingfisher                                           11,117         93,551
      Sainsbury (J)                                        32,305        197,116
      Tesco                                                47,446        218,784
      Unilever                                             14,698        301,910
    INSURANCE
      Prudential Corp                                      68,435        440,947
    INTERNATIONAL OIL
      British Petroleum                                   125,393      1,049,353
    LIQUOR & TOBACCO
      BAT Industries                                       67,568        595,342
      Bass                                                 24,550        274,056
      Grand Metropolitan                                   47,103        339,333
      Guinness                                             59,179        435,517
    MEDIA
      Reuters Holdings                                     39,031        357,537
    MULTI-INDUSTRY
      Hanson                                              107,145        320,230
      Inchcape                                             11,605         44,865
    PRODUCER GOODS
      Btr *                                                78,087        398,873
      Rolls Royce                                          54,712        160,548
      Rtz Corp (Reg'd)                                     27,830        404,435
      Smiths Industries                                    22,799        225,130
    REAL PROPERTY
      Mepc                                                 15,356         94,175
    RETAIL
      Argos                                                17,988        166,452
      Boots Co                                             16,552        150,594
      Great Univ Stores                                    19,328        205,559
      Marks & Spencer                                      53,864        376,332
      Sears                                                50,391         81,367
    STEEL
      British Steel                                        37,990         95,995
    TELEPHONE
      British Telecom                                     130,594        717,771
      Cable & Wireless                                     52,660        376,096
      Vodafone Group                                       74,958        268,255
    TRAVEL & RECREATION
      Ladbroke Group                                       64,565        146,857
      Thorn Emi                                            12,257        288,688
                                                                    ------------
                                                                      15,838,374
                                                                    ------------
TOTAL COMMON STOCKS                                                  102,871,344
  (COST $95,345,672)                                                ------------

TOTAL INVESTMENTS                                                   $107,690,899
  (COST $100,165,227)                                               ============

* Non Income producing security

                               THE WOODWARD FUNDS
                           INTERNATIONAL EQUITY FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1995

                       Notes to Portfolio of Investments

      At December 31, 1995, industry diversification of the Woodward International Equity Fund investments was as follows:

                                % of
  Sector Diversification     Investments
  ----------------------     -----------
Banks/Finance                   22.51%
Materials and Services          14.89
Consumer Non-Durables           14.01
Utilities                        8.39
International Oil                6.87
Drugs and Medicine               5.96
Capital Goods                    5.74
Electronics                      5.73
Consumer Durables                4.52
Temporary Cash Investment        4.48
Transportation                   3.47
Miscellaneous                    2.33
Technology                       0.59
Energy                           0.51
                               ------
  Total Investments            100.00%
                               ======

                               THE WOODWARD FUNDS
                           INTERNATIONAL EQUITY FUND
                         NOTES TO FINANCIAL STATEMENTS

(1)   Organization and Commencement of Operations

      The Woodward Funds (Woodward) was organized as a Massachusetts business trust on April 21, 1987, and registered under the Investment Company Act of 1940, as amended, as an open-end investment company. As of December 31, 1995, Woodward consisted of seventeen separate series. The Woodward International Equity Fund (International Fund) commenced operations on December 3, 1994.

(2)   Significant Accounting Policies

      The following is a summary of significant accounting policies followed in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles for investment companies. Following generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments

      The International Fund values investment securities at market value which is determined by a pricing service based upon quoted market prices or dealer quotes at the close of the respective foreign securities exchange. Securities for which market prices or dealer quotes are not readily available are valued by the investment advisor, NBD Bank, (NBD) in accordance with procedures approved by the Board of Trustees.

      Investment security purchases and sales are accounted for on the day after trade date.

      Woodward invests in securities subject to repurchase agreements. Such transactions are entered into only with institutions included on the Federal Reserve System's list of institutions with whom the Federal Reserve open market desk will do business. NBD, acting under the supervision of the Board of Trustees, has established the following additional policies and procedures relating to Woodward's investments in securities subject to repurchase agreements: 1) the value of the underlying collateral is required to equal or exceed 102% of the funds advanced under the repurchase agreement including accrued interest; 2) collateral is marked to market daily by NBD to assure its value remains at least equal to 102% of the repurchase agreement amount; and
3) funds are not disbursed by Woodward or its agent unless collateral is presented or acknowledged by the collateral custodian.

   Investment Income

      Interest income is recorded daily on the accrual basis. Dividends are recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

   Forward Foreign Currency Contracts

      The International Fund may enter into a forward foreign currency contract which is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked-to-market" daily using the prevailing exchange rate and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was entered into and the value at the time it was closed.

      The International Fund may enter into forward foreign currency contracts with the objective of minimizing its risk from adverse changes in the relationship between currencies or to enhance income. The International Fund may also enter into a forward contract in relation to a security denominated in a foreign currency when it anticipates receipt in a foreign currency of dividend payments in order to "lock in" the U.S. dollar price of a security or the U.S. dollar equivalent of such dividend payments.

      These contracts involve market risk in excess of the amounts reflected in the International Fund's Statement of Assets and Liabilities. The face or contract amount in U.S. dollars, as reflected in Footnote 6, reflects the total exposure the fund has in that particular currency contract. Losses may arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract.

   Foreign Currency Translations

      The accounting records of the International Fund are maintained in U.S. dollars. Foreign currency-denominated assets and liabilities are "marked-to-market" daily using the prevailing exchange rate and the change in value is recorded as an unrealized gain or loss. Upon receipt or payment, a realized gain or loss is recorded equal to the difference between the original value and the settlement value of the asset or liability. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at prevailing exchange rate on the respective date of the transaction.

      Net realized gains and losses on foreign currency transactions represent gains and losses from sales and maturities of forward foreign currency contracts, disposition of foreign currencies and currency gains and losses realized between trade and settlement dates on securities transactions and between the ex, pay and settlement dates on dividend income. Exchange rate fluctuations on investments are not segregated in the statement of operations from changes arising in market price movements. The effects of changes in foreign currency exchange rates on investments in securities are included within the net realized gain or loss on securities sold and net unrealized appreciation or depreciation on investment securities held.

   Federal Income Taxes

      It is Woodward's policy to comply with the requirements of Subchapter M of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute net investment income and realized gains to its shareholders. Therefore, no federal income tax provision is required in the accompanying financial statements.

      Net investment income and net realized gains (losses) may differ for financial statement and tax purposes primarily due to differing treatments for foreign currency transactions, wash sales and post October 31 capital losses. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the net investment income or realized gains (losses) were recorded by the Fund. Certain book-to-tax timing differences for the Fund are reflected as excess distributions in the Statement of Changes in Net Assets. These distributions do not constitute a tax return of capital.

   Shareholder Dividends

      Dividends from net investment income are declared and paid annually. Net realized capital gains are distributed annually. Distributions from net investment income and net realized gains are made during each year to avoid the 4% excise tax imposed on regulated investment companies by the Internal Revenue Code.

   Deferred Organization Costs

      Organization costs are being amortized on a straight-line basis over the five year period beginning with the commencement of operations of the Fund.

   Expenses

      Expenses are charged daily as a percentage of the Fund's assets. Woodward monitors the rate at which expenses are charged to ensure that a proper amount of expense is charged to income each year. This percentage is subject to revision if there is a change in the estimate of the future net assets of the International Fund or change in expectations as to the level of actual expenses.

   Concentration of Risk

      Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and price more volatile than those of comparable U.S. companies and U.S. government securities.

(3)  Transactions with Affiliates

      First of Michigan Corporation (FoM) and Essex National Securities, Inc. (Essex) act as sponsors and co-distributors of Woodward's shares. Pursuant to their Distribution Agreement with Woodward, FoM is entitled to receive a fee at the annual rate of .005% of the International Fund's average net assets and Essex is entitled to receive a fee at the annual rate of .10% of the aggregate average net assets of Woodward's investment portfolios, attributable to investments by clients of Essex.

      NBD is the investment advisor pursuant to the Advisory Agreement. For its advisory services to Woodward, NBD is entitled to a fee, computed daily and payable monthly. Under the Advisory Agreement, NBD also provides Woodward with certain administrative services, such as maintaining Woodward's general ledger and assisting in the preparation of various regulatory reports. NBD receives no additional compensation for such services.

      A reorganization of Woodward and The Prairie Funds is being considered by the Board of Trustees of both funds. In connection with the proposed reorganization, the Board of Trustees of Woodward and the Board of Trustees of Prairie must approve certain reorganization agreements. The transaction is intended to be effected as a tax-free reorganization under the Internal Revenue Code, so that none of the Fund's shareholders will recognize taxable gains or losses as a result of the reorganization. A proxy statement/prospectus describing the reorganization and the reasons therefore will be sent to shareholders.

      NBD, FoM, and Essex have agreed that they may waive their fees in whole or in part; and, if in part, may specify the particular fund to which such waiver relates as may be required to satisfy any expense limitation imposed by state securities laws or other applicable laws. At present, no restrictive expense limitation is imposed on Woodward. Restrictive limitations could be imposed as a result of changes in current state laws and regulations in those states where Woodward has qualified its shares, or by a decision of the Trustees to qualify the shares in other states having restrictive expense limitations. For the year ended December 31, 1995, NBD reimbursed the International Fund for certain expenses in the amount of $51,707.

      NBD is also compensated for its services as Woodward's Custodian, Transfer Agent and Dividend Disbursing Agent, and is reimbursed for certain out of pocket expenses incurred on behalf of Woodward.

      On March 10, 1994, Woodward adopted the Woodward Funds Deferred Compensation Plan (the "Plan"), an unfunded, nonqualified deferred compensation plan. The Plan allows an individual trustee to elect to defer receipt of all or a percentage of fees which otherwise would be payable for services performed.

      See Note 5 for a summary of fee rates and expenses pursuant to these agreements.

(4)   Investment Securities Transactions

      Information with respect to investment securities and security transactions based on the aggregate cost of investments for federal income tax purposes, excluding short-term securities, is as follows:

Gross Unrealized Gains    $ 10,121,293
Gross Unrealized Losses     (2,595,621)
                          ------------
                          $  7,525,672
                          ============
Federal Income Tax Cost   $100,165,227
Purchases                 $ 65,664,939
Sales, at value           $  1,353,172

(5)   Expenses

      Following is a summary of total expense rates charged, advisory fee rates payable to NBD, and amounts paid to NBD, FoM, and Essex pursuant to the agreements described in Note 3 for the year ended December 31, 1995. The rates shown are stated as a percentage of the Fund's average net assets.

Effective Date
--------------
Expense Rates:
  January 1                                        1.15%
  November 9                                       1.17%
NBD Advisory Fee:
  January 1                                        0.75%
Amounts Paid:
  Advisory Fee to NBD                          $529,312
  Distribution Fees to FoM & Essex             $  4,063
Other
  Fees & Out of Pocket Expenses to NBD         $140,786
Expense reimbursements by NBD                  $(51,707)

(6)   Forward Foreign Currency Contracts

      As of December 31, 1995, the Fund had entered into two forward foreign currency exchange contracts that obligate the Fund to deliver currencies at specified future dates.

      Outstanding contracts as of December 31, 1995 are as follows:

                                  U.S. Dollar                     U.S. Dollar
                   Currency To    Value As Of     Currency To     Value as of     Unrealized
Settlement Date   Be Delivered   Dec. 31, 1995    Be Received    Dec. 31, 1995   Gain (Loss)
---------------   ------------   -------------    -----------    -------------   -----------
Jan. 2, 1996         770,501        $770,501       3,344,361        $770,234        $(267)
                  U.S. Dollars                   Finnish Marks
Jan. 3, 1996          5,349           (8,305)        8,253            (8,253)          52
                   G.B. Pounds                    U.S. Dollars
                                    --------                        --------        -----
                                    $762,196                        $761,981        $(215)
                                    ========                        ========        =====

                               THE WOODWARD FUNDS
                           INTERNATIONAL EQUITY FUND
                              FINANCIAL HIGHLIGHTS

The Financial Highlights present a per share analysis of how the International Equity Fund's net asset values have changed during the periods presented. Additional quantitative measures expressed in ratio form analyze important relationships between certain items presented in the financial statements. These Financial Highlights have been derived from the financial statements of the International Equity Fund and other information for the periods presented.

                                                         Year Ended     Period ended
                                                       Dec. 31, 1995   Dec. 31, 1994
                                                       -------------   -------------
Net asset value, beginning of period                    $      10.01    $     10.00
Income from investment operations:
  Net investment income                                         0.10           0.01
  Net realized and unrealized gains on investments              1.05             --
                                                        ------------    -----------
Total from investment operations                                1.15           0.01
                                                        ------------    -----------
Less distributions:
  From net investment income                                   (0.11)            --
  In excess of realized gains                                  (0.00)            --
                                                        ------------    -----------
Total distributions                                            (0.11)            --
                                                        ------------    -----------
Net asset value, end of period                          $      11.05    $     10.01
                                                        ============    ===========
Total Return (b)                                               11.47%          1.26%(a)
Ratios/Supplemental Data
Net assets, end of period                               $107,288,301    $36,545,470
Ratio of expenses to average net assets                         1.16%          1.15%(a)
Ratio of net investment income to average net assets            1.43%          1.18%(a)
Ratio of expenses to average net assets without
  reimbursed expenses                                           1.24%          1.92%(a)
Ratio of net investment income to average net assets
  without reimbursed expenses                                   1.35%          0.41%(a)
Portfolio turnover rate                                         2.09%          0.30%
Average commission rate                                 $       0.05

----------------
(a) Annualized for periods less than one year for comparability purposes. Actual annual values may be less than or greater than those shown.

(b) Total returns as presented do not include any applicable sales load.

                See accompanying notes to financial statements.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Trustees and Shareholders of
   The Woodward International Equity Fund:

      We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of The Woodward International Equity Fund as of December 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the periods from inception (as indicated in Note 1) through December 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included physical counts and confirmation of securities owned as of December 31, 1995, by inspection and correspondence with custodians, banks and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Woodward International Equity Fund as of December 31, 1995, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the periods from inception (as indicated in Note 1) through December 31, 1995 in conformity with generally accepted accounting principles.

                                                    ARTHUR ANDERSEN LLP

Detroit, Michigan,
   February 19, 1996.

[ BACK COVER ]


Investment Adviser:
  NBD Bank
  Detroit, Michigan 48226
Sponsors and Co-Distributors:
  First of Michigan Corporation
  Detroit, Michigan 48243
  Essex National Securities, Inc.
  Napa, California 94558
Custodian and Transfer Agent:
  NBD Bank
  Troy, Michigan 48007-7058
Legal Counsel:
  Drinker Biddle & Reath
  Philadelphia, Pennsylvania 19107-3496                 [ WOODWARD FUNDS LOGO ]

-------------------------------------------------------------------------------
The Woodward Funds                                                ------------
P.O. Box 7058                                                       BULK RATE
Troy, MI 48007-7058                                                U.S. POSTAGE
                                                                       PAID
                                                                   Detroit, MI
                                                                   Permit No. 2
                                                                   ------------